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                       SUPPLEMENT DATED DECEMBER 18, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO
                               PORTFOLIOS OF THE
              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect the following change to the Portfolios' non-fundamental investment limitations relating to "NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES" on page 22.

    Each Portfolio may invest without limit in 144A Securities that MSDW Investment Management determines to be liquid pursuant to procedures adopted by the Board of Directors.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE